EQUITY METHOD INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity method investments, disclosures
Investment in equity method investees in excess of the proportionate share of net assets	$ 7,791
Retained Earnings, Undistributed Earnings from Equity Method Investees	8,594
Equity Method Investee [Member]
Equity method investments, disclosures
Related Party Transaction, Sales to Related Party	18,278	$ 17,736	$ 16,084
Related Party Transaction, Payments Made to Related Party,	331	294	396
Related Party Transaction, Purchases from Related Party	635	579	505
Related Party Transaction, Net Receivables Due from Related Party	1,357	1,527
Dividends received from equity method investees	$ 968	$ 672	$ 634
CCEP
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	19.00%
Monster Beverage Corporation
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	21.00%
AC Bebidas
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	20.00%
Coca-Cola FEMSA
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	28.00%
Coca-Cola Hellenic
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	22.00%
Coca-Cola Bottlers Japan
Equity method investments, disclosures
Ownership interest in Equity investee (as a percent)	19.00%